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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Battery Partners VIII, LLC
Address: 930 Winter Street, Waltham, Massachusetts 02451

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Chris Schiavo
Title:   Chief Financial Officer
Phone:   781.478.6600

Signature, Place, and Date of Signing:

   /s/ Chris Schiavo        Waltham, Massachusetts        November 7, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

    Form 13F File Number       Name:

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $339,395 (thousands)

List of Other Included Managers:

No.    Form 13F File Number             Name

1      28-____________________          Battery Partners VIII Side Fund, LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1     COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------     -------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                         VOTING AUTHORITY
NAME OF      TITLE OF            VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
ISSUER        CLASS    CUSIP    (X$1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGER    SOLE    SHARED NONE
-------      -------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
Bazaarvoice
 Inc           Com    073271108  88,130  5,817,151   SH              SOLE              5,817,151
ExactTarget
 Inc           Com    30064K105  87,337  3,605,992   SH              SOLE              3,605,992
ExactTarget
 Inc           Com    30064K105  87,337  3,605,992   SH              OTHER       1     3,605,992
Guidewire
 Software
 Inc           Com    40171V100  76,591  2,466,705   SH              SOLE              2,466,705